Capital and financial risk management - Liquidity risk - Borrowings (Details) € in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Borrowings and capital resources
Undrawn revolving credit facilities		€ 7.4
Minimum
Borrowings and capital resources
Long-term borrowings maturity (in years)	1 year
Maximum
Borrowings and capital resources
Long-term borrowings maturity (in years)	38 years
Syndicated bank facilities
Borrowings and capital resources
Undrawn revolving credit facilities		8.0	€ 7.7
Revolving credit facility
Borrowings and capital resources
Principal amount	$ 4.0	€ 4.0	€ 3.4